September 3, 2013

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

ATTN:	Mr. Jeffrey Foor

Document Control – EDGAR

RE:	Columbia Funds Series Trust II

Post-Effective Amendment No. 92

File No. 333-131683/811-21852

Dear Mr. Foor:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund do not differ from that contained in Registrant’s Post-Effective Amendment No. 92 (Amendment). This Amendment was filed electronically on August 28, 2013.

If you have any questions regarding this filing, please contact either Joseph L. D’Alessandro at (212) 850-1703 or Anna Butskaya at (612) 671-4993.

Sincerely,

/s/ Christopher O. Petersen
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.